Fair Values	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Fair Values
Fair Values

The fair value hierarchy requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The three levels of inputs that Park uses to measure fair value are as follows:

•	Level 1: Quoted prices (unadjusted) for identical assets or liabilities in active markets that Park has the ability to access as of the measurement date.

•
Level 2: Level 1 inputs for assets or liabilities that are not actively traded. Also consists of an observable market price for a similar asset or liability. This includes the use of “matrix pricing” used to value debt securities absent the exclusive use of quoted prices.

•
Level 3: Consists of unobservable inputs that are used to measure fair value when observable market inputs are not available. This could include the use of internally developed models, financial forecasting and similar inputs.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability between market participants at the balance sheet date. When possible, the Company looks to active and observable markets to price identical assets or liabilities. When identical assets and liabilities are not traded in active markets, the Company looks to observable market data for similar assets and liabilities. However, certain assets and liabilities are not traded in observable markets and Park must use other valuation methods to develop a fair value. The fair value of impaired loans is based on the fair value of the underlying collateral, which is estimated through third-party appraisals or internal estimates of collateral values.

Assets and Liabilities Measured on a Recurring Basis:
The following table presents financial assets and liabilities measured on a recurring basis:

Fair Value Measurements at December 31, 2012 Using:
(In thousands)	Level 1	Level 2	Level 3	Balance, December 31, 2012
Assets
Investment Securities
Obligations of U.S. Treasury and Other U.S. Government Sponsored Entities	$—	$695,727	$—	$695,727
Obligations of States and Political Subdivisions	—	1,003	—	1,003
U.S. Government Sponsored Entities’ Asset-Backed Securities	—	415,502	—	415,502
Equity Securities	1,442	—	780	2,222
Mortgage Loans Held for Sale	—	25,743	—	25,743
Mortgage IRLCs	—	372	—	372
Liabilities
Interest Rate Swap	$—	$—	$—	$—
Fair value swap	—	—	135	135

Fair Value Measurements at December 31, 2011 Using:
(In thousands)	Level 1	Level 2	Level 3	Balance, December 31, 2011
Assets
Investment Securities
Obligations of U.S. Treasury and Other U.S. Government Sponsored Entities	$—	$371,657	$—	$371,657
Obligations of States and Political Subdivisions	—	2,660	—	2,660
U.S. Government Sponsored Entities’ Asset-Backed Securities	—	444,295	—	444,295
Equity Securities	1,270	—	763	2,033
Mortgage Loans Held for Sale	—	11,535	—	11,535
Mortgage IRLCs	—	251	—	251
Liabilities
Interest rate swap	$—	$846	$—	$846
Fair value swap	—	—	700	700

There were no transfers between Level 1 and Level 2 during 2012 or 2011. Management's policy is to transfer assets or liabilities from one level to another when the methodology to obtain the fair value changes such that there are more or fewer unobservable inputs as of the end of the reporting period.

The following methods and assumptions were used by the Corporation in determining fair value of the financial assets and liabilities discussed above:

Investment securities: Fair values for investment securities are based on quoted market prices, where available. If quoted market prices are not available, fair values are based on quoted market prices of comparable instruments. The Fair Value Measurements tables exclude Park’s Federal Home Loan Bank stock and Federal Reserve Bank stock. These assets are carried at their respective redemption values, as it is not practicable to calculate their fair values. For securities where quoted prices or market prices of similar securities are not available, which include municipal securities, fair values are calculated using discounted cash flows.

Interest rate swap: The fair value of the interest rate swap represents the estimated amount Park would pay or receive to terminate the agreement, considering current interest rates and the current creditworthiness of the counterparty.

Fair Value Swap: The fair value of the swap agreement entered into with the purchaser of the Visa Class B shares represents an internally developed estimate of the exposure based upon probability-weighted potential Visa litigation losses.

Interest Rate Lock Commitments (IRLCs): IRLCs are based on current secondary market pricing and are classified as Level 2.

Mortgage Loans Held for Sale: Mortgage loans held for sale are carried at their fair value. Mortgage loans held for sale are estimated using security prices for similar product types and, therefore, are classified in Level 2.

The table below is a reconciliation of the beginning and ending balances of the Level 3 inputs for the years ended December 31, 2012 and 2011, for financial instruments measured on a recurring basis and classified as Level 3:

Level 3 Fair Value Measurements
(In thousands)	Obligations of States and Political Subdivisions	Equity Securities	Fair Value Swap
Balance, at January 1, 2012	$—	$763	$(700)
Total Gains/(Losses)
Included in earnings - realized	—	(54)	—
Included in earnings - unrealized	—	—	—
Included in other comprehensive income	—	71	—
Purchases, sales, issuances and settlements, other, net	—	—	—
Re-evaluation of fair value swap	—	—	565
Balance, December 31, 2012	$—	$780	$(135)
Balance, at January 1, 2011	$2,598	$745	$(60)
Total Gains/(Losses)
Included in earnings - realized	$—	$—	$—
Included in earnings - unrealized	(128)	—	—
Included in other comprehensive income	—	18	—
Purchases, sales, issuances and settlements, other, net	(2,470)	—	—
Re-evaluation of fair value swap	—	—	(640)
Balance, December 31, 2011	$—	$763	$(700)

Assets and Liabilities Measured on a Nonrecurring Basis:
The following methods and assumptions were used by the Company in determining the fair value of assets and liabilities measured at fair value on a nonrecurring basis described below:

Impaired Loans: At the time a loan is considered impaired, it is valued at the lower of cost or fair value. Impaired loans carried at fair value have been partially charged off or receive specific allocations of the allowance for loan losses. For collateral dependent loans, fair value is generally based on real estate appraisals. These appraisals may utilize a single valuation approach or a combination of approaches including comparable sales and the income approach. Adjustments are routinely made in the appraisal process by the independent appraisers to adjust for differences between the comparable sales and income data available. Such adjustments result in a Level 3 classification of the inputs for determining fair value. Collateral is then adjusted or discounted based on management’s historical knowledge, changes in market conditions from the time of the valuation, and management’s expertise and knowledge of the client and client’s business, resulting in a Level 3 fair value classification. Impaired loans are evaluated on a quarterly basis for additional impairment and adjusted accordingly. Additionally, updated valuations are obtained annually for all impaired loans in accordance with Company policy.

Other Real Estate Owned (OREO): Assets acquired through or in lieu of loan foreclosure are initially recorded at fair value less costs to sell when acquired. The carrying value of OREO is not re-measured to fair value on a recurring basis, but is subject to fair value adjustments when the carrying value exceeds the fair value, less estimated selling costs. Fair value is based on recent real estate appraisals and is updated at least annually. These appraisals may utilize a single valuation approach or a combination of approaches including the comparable sales approach and the income approach. Adjustments are routinely made in the appraisal process by the independent appraisers to adjust for differences between the comparable sales and income data available. Such adjustments result in a Level 3 classification of the inputs for determining fair value.

Appraisals for both collateral dependent impaired loans and other real estate owned are performed by licensed appraisers. Appraisals are generally obtained to support the fair value of collateral. In general, there are two types of appraisals, real estate appraisals and lot development loan appraisals, received by the Company. These are discussed below:

•
Real estate appraisals typically incorporate measures such as recent sales prices for comparable properties. Appraisers may make adjustments to the sales prices of the comparable properties as deemed appropriate based on the age, condition or general characteristics of the subject property. Management generally applies a 15% discount to real estate appraised values which management expects will cover all disposition costs (including selling costs). This 15% discount is based on historical discounts to appraised values on sold OREO properties.

•
Lot development loan appraisals are typically performed using a discounted cash flow analysis. Appraisers determine an anticipated absorption period and a discount rate that takes into account an investor’s required rate of return based on recent comparable sales. Management generally applies a 6% discount to lot development appraised values, which is an additional discount above the net present value calculation included in the appraisal, to account for selling costs.

MSRs: MSRs are carried at the lower of cost or fair value. MSRs do not trade in active, open markets with readily observable prices. For example, sales of MSRs do occur, but precise terms and conditions typically are not readily available. As such, management, with the assistance of a third-party specialist, determines fair value based on the discounted value of the future cash flows estimated to be received. Significant inputs include the discount rate and assumed prepayment speeds utilized. The calculated fair value is then compared to market values where possible to ascertain the reasonableness of the valuation in relation to current market expectations for similar products. Accordingly, MSRs are classified as Level 2.

The following table presents assets and liabilities measured at fair value on a nonrecurring basis:

Fair Value Measurements at December 31, 2012 Using:
(In thousands)	Level 1	Level 2	Level 3	Balance, December 31, 2012
Impaired Loans:
Commercial real estate	$—	$—	$25,997	$25,997
Construction real estate:
SEPH commercial land and development	—	—	12,832	12,832
Remaining commercial	—	—	8,113	8,113
Residential real estate	—	—	6,990	6,990
Total impaired loans	$—	$—	$53,932	$53,932
Mortgage Servicing Rights	—	6,642	—	6,642
Other Real Estate Owned:
Construction real estate	$—	$—	$12,134	$12,134
Residential real estate	—	—	4,307	4,307
Commercial real estate	—	—	3,485	3,485
Total Other Real Estate Owned	$—	$—	$19,926	$19,926

Fair Value Measurements at December 31, 2011 Using:
(In thousands)	Level 1	Level 2	Level 3	Balance, December 31, 2011
Impaired Loans:
Commercial real estate	$—	$—	$24,859	$24,859
Construction real estate:
Vision commercial land and development	—	—	21,228	21,228
Remaining commercial	—	—	8,860	8,860
Residential real estate	—	—	12,935	12,935
Total impaired loans	$—	$—	$67,882	$67,882
Mortgage Servicing Rights	—	5,815	—	5,815
Other Real Estate Owned:
Construction real estate	$—	$—	$10,834	$10,834
Residential real estate	—	—	6,826	6,826
Commercial real estate	—	—	6,062	6,062
Total Other Real Estate Owned	$—	$—	$23,722	$23,722

Impaired loans had a book value of $137.2 million at December 31, 2012 after partial charge-offs of $105.1 million. Additionally, these impaired loans had a specific valuation allowance of $8.3 million. Of the $137.2 million impaired loan portfolio, loans with a book value of $59.0 million were carried at their fair value of $53.9 million, as a result of charge-offs of $91.6 million and a specific valuation allowance of $5.1 million. The remaining $78.2 million of impaired loans were carried at cost, as the fair value of the underlying collateral or present value of expected future cash flows on each of these loans exceeded the book value for each individual credit. At December 31, 2011, impaired loans had a book value of $187.1 million, after partial charge-offs of $103.8 million. Additionally, these impaired loans had a specific valuation allowance of $15.9 million. Of these, loans with a book value of $78.0 million were carried at their fair value of $67.9 million as a result of partial charge-offs of $97.6 million and a specific valuation allowance for those loans carried at fair value of $10.1 million. The remaining $109.1 million of impaired loans at December 31, 2011 were carried at cost. The financial impact of credit adjustments related to impaired loans carried at fair value during the twelve months ended December 31, 2012, 2011, and 2010 was $16.0 million, $37.4 million, and $59.2 million, respectively.

MSRs, which are carried at the lower of cost or fair value, were recorded at $7.8 million at December 31, 2012. Of the $7.8 million MSR carrying balance at December 31, 2012, $6.6 million was recorded at fair value and included a valuation allowance of $2.3 million. The remaining $1.2 million was recorded at cost, as the fair value exceeded cost at December 31, 2012. At December 31, 2011, MSRs were recorded at $9.3 million, including a valuation allowance of $1.0 million. Expense related to MSRs carried at fair value for the years ended December 31, 2012, 2011 and 2010 was $1.3 million, $273,000, and $174,000 respectively.

At December 31, 2012 and December 31, 2011, the estimated fair value of OREO, less estimated selling costs, amounted to $19.9 million and $23.7 million, respectively. The financial impact of OREO fair value adjustments for the years ended December 31, 2012, 2011, and 2010 was $6.9 million, $8.2 million, and $13.2 million, respectively.

The following table presents qualitative information about Level 3 fair value measurements for financial instruments measured at fair value on a non-recurring basis at December 31, 2012:

(In thousands)	Fair Value	Valuation Technique	Unobservable Input(s)	Range (Weighted Average)
Impaired loans:
Commercial real estate	$25,997	Sales comparison approach	Adj to comparables	0.0% - 116.0% (22.3%)
		Income approach	Capitalization rate	7.5% - 20.9% (10.1%)
		Cost approach	Accumulated depreciation	23.0% - 63.0% (50.4%)

Construction real estate:
SEPH commercial land and development	$12,832	Sales comparison approach	Adj to comparables	0.0% - 218.0% (31.9%)
		Bulk sale approach	Discount rate	11.0% - 55.0% (23.4%)

Remaining commercial	$8,113	Sales comparison approach	Adj to comparables	0.0% - 75.0% (26.2%)
		Bulk sale approach	Discount rate	10.0% - 55.0% (18.3%)

Residential real estate	$6,990	Sales comparison approach	Adj to comparables	0.0% - 178.0% (17.9%)

Other real estate owned:
Commercial real estate	$3,485	Sales comparison approach	Adj to comparables	0.0% - 67.0% (25.8%)
		Income approach	Capitalization rate	11.0% (11.0%)
		Bulk sale approach	Discount rate	13.0% (13.0%)
		Cost approach	Accumulated depreciation	40.9% - 90.0% (65.0%)

Construction real estate	$12,134	Sales comparison approach	Adj to comparables	0.0% - 273.0% (34.0%)
		Income approach	Capitalization rate	8.5% (8.5%)
		Bulk sale approach	Discount rate	10.0% - 12.0% (10.8%)

Residential Real Estate	$4,307	Sales comparison approach	Adj to comparables	1.0% - 61.0% (18.0%)
		Income approach	Capitalization rate	7.9% - 9.3% (8.7%)
		Cost approach	Accumulated Depreciation	6.0% (6.0%)

The following methods and assumptions were used by the Corporation in estimating its fair value disclosures for assets and liabilities not discussed above:

Cash and cash equivalents: The carrying amounts reported in the Consolidated Balance Sheets for cash and short-term instruments approximate those assets’ fair values.

Loans receivable: For variable-rate loans that reprice frequently and with no significant change in credit risk, fair values are based on carrying values. The fair values for certain mortgage loans (e.g., one-to-four family residential) are based on quoted market prices of similar loans sold in conjunction with securitization transactions, adjusted for differences in loan characteristics. The fair values for other loans are estimated using discounted cash flow analyses, using interest rates currently being offered for loans with similar terms to borrowers of similar credit quality.

Off-balance sheet instruments: Fair values for the Corporation’s loan commitments and standby letters of credit are based on the fees currently charged to enter into similar agreements, taking into account the remaining terms of the agreements and the counterparties’ credit standing. The carrying amount and fair value are not material.

Deposit liabilities: The fair values disclosed for demand deposits (e.g., interest and non-interest checking, savings, and money market accounts) are, by definition, equal to the amount payable on demand at the reporting date (i.e., their carrying amounts). The carrying amounts for variable-rate, fixed-term certificates of deposit approximate their fair values at the reporting date. Fair values for fixed-rate certificates of deposit are estimated using a discounted cash flow calculation that applies interest rates currently being offered on certificates to a schedule of aggregated expected monthly maturities of time deposits.

Short-term borrowings: The carrying amounts of federal funds purchased, borrowings under repurchase agreements and other short-term borrowings approximate their fair values.

Long-term debt: Fair values for long-term debt are estimated using a discounted cash flow calculation that applies interest rates currently being offered on long-term debt to a schedule of monthly maturities.

Subordinated debentures and notes: Fair values for subordinated debentures and notes are estimated using a discounted cash flow calculation that applies interest rate spreads currently being offered on similar debt structures to a schedule of monthly maturities.

The fair value of financial instruments at December 31, 2012 and December 31, 2011, was as follows:

	December 31, 2012
		Fair Value Measurements
(In thousands)	Carrying value	Level 1	Level 2	Level 3	Total fair value
Financial assets:
Cash and money market instruments	$201,305	$201,305	$—	$—	$201,305
Investment securities	1,515,844	1,442	1,522,937	780	1,525,159
Accrued interest receivable - securities	6,122	—	6,122	—	6,122
Accrued interest receivable - loans	13,588	—	2	13,586	13,588
Mortgage loans held for sale	25,743	—	25,743	—	25,743
Impaired loans carried at fair value	53,932	—	—	53,932	53,932
Mortgage IRLCs	372	—	372	—	372
Other loans	4,314,738	—	—	4,348,705	4,348,705
Loans receivable, net	$4,394,785	$—	$26,115	$4,402,637	$4,428,752
Financial liabilities:
Non-interest bearing checking accounts	$1,137,290	$1,137,290	$—	—	$1,137,290
Interest bearing transactions accounts	1,088,617	1,088,617	—	—	1,088,617
Savings accounts	1,038,356	1,038,356	—	—	1,038,356
Time deposits	1,450,424	—	1,458,793	—	1,458,793
Other	1,345	1,345	—	—	1,345
Total deposits	$4,716,032	$3,265,608	$1,458,793	$—	$4,724,401
Short-term borrowings	$344,168	$—	$344,168	$—	$344,168
Long-term debt	781,658		861,466		861,466
Subordinated debentures/notes	80,250	—	79,503	—	79,503
Accrued interest payable – deposits	1,960	21	1,939	—	1,960
Accrued interest payable – debt/borrowings	1,499	8	1,491	—	1,499
Derivative financial instruments:
Interest rate swap	$—	$—	$—	$—	$—
Fair value swap	135	—	—	135	135

	December 31, 2011
(In thousands)	Carrying Value	Fair Value
Financial assets:
Cash and money market instruments	$157,486	$157,486
Investment securities	1,640,869	1,655,219
Accrued interest receivable	19,697	19,697
Mortgage loans held for sale	11,535	11,535
Impaired loans carried at fair value	87,813	87,813
Mortgage IRLCs	251	251
Other loans	4,149,056	4,166,973
Loans receivable, net	$4,248,655	$4,266,572
Assets held for sale	$382,462	$382,462
Financial liabilities:
Non-interest bearing checking	$995,733	$995,733
Interest bearing transactions accounts	1,037,385	1,037,385
Savings	931,526	931,526
Time deposits	1,499,105	1,506,075
Other	1,365	1,365
Total deposits	$4,465,114	$4,472,084
Short-term borrowings	$263,594	$263,594
Long-term debt	823,182	915,274
Subordinated debentures/notes	75,250	68,601
Accrued interest payable	4,916	4,916
Liabilities held for sale	536,186	536,991
Derivative financial instruments:
Interest rate swap	$846	$846
Fair value swap	700	700